INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost:
Intangible assets, gross	$ 31,502	$ 31,541
Less accumulated amortization	7,073	4,289
Intangible assets, net	24,429	27,252
Amortization expense	2,784	2,753	$ 747
Technology-Based Intangible Assets [Member]
Cost:
Intangible assets, gross	8,275	8,275
Customer Relationships [Member]
Cost:
Intangible assets, gross	10,667	12,043
Customer data [Member]
Cost:
Intangible assets, gross	12,043	10,667
Domain [Member]
Cost:
Intangible assets, gross	$ 517	$ 556